Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Product revenues	$ 0	$ 0	$ 53,278	$ 0
Costs and expenses
Product costs	0	0	50,777	0
Sales and marketing	195,947	209,556	607,145	650,075	$ 860,365	$ 993,706	$ 729,655
Research and development	860,903	974,980	2,517,242	2,705,978	3,429,400	3,338,411	3,212,908
General and administrative	1,382,380	824,381	3,453,516	2,428,044	3,775,289	2,696,369	3,192,716
Total costs and expenses	2,439,230	2,008,917	6,628,680	5,784,097	8,065,054	7,028,486	7,135,279
Operating loss	(2,439,230)	(2,008,917)	(6,575,402)	(5,784,097)	(8,065,054)	(7,028,486)	(7,135,279)
Other income (expense)
Gain on disposal of equipment	0	0	0	2,861	2,861	1,912	0
Interest expense	(5,597)	(131,301)	(16,130)	(238,940)	(402,554)	(10)	(62)
Other income (expense), net	(1,392)	(1,608)	(3,866)	(4,463)	(5,914)	(4,928)	7,966
Total other income (expense)	(6,989)	(132,909)	(19,996)	(240,542)	(405,607)	(3,026)	7,904
Net loss	(2,446,219)	(2,141,826)	(6,595,398)	(6,024,639)	(8,470,661)	(7,031,512)	(7,127,375)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	34,933	13,659	43,084	(86,516)	(59,840)	228,740	111,138
Total other comprehensive income (loss)	34,933	13,659	43,084	(86,516)	(59,840)	228,740	111,138
Comprehensive loss	$ (2,411,286)	$ (2,128,167)	$ (6,552,314)	$ (6,111,155)	$ (8,530,501)	$ (6,802,772)	$ (7,016,237)
Basic and diluted net loss per share (in dollars per share)	$ (0.280)	$ (0.410)	$ (0.760)	$ (1.150)	$ (1.60)	$ (1.40)	$ (1.52)
Weighted average number of common shares -
basic and diluted (in shares)	8,895,094	5,250,510	8,731,178	5,249,776	5,303,113	5,037,367	4,679,737